Borrowings (Details 1) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings	$ 14,721	$ 19,989	$ 24,702
U s dollar [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 14,721	$ 19,989